Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Kingsbarn Tactical Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Kingsbarn Tactical Bond ETF
Class Name	Kingsbarn Tactical Bond ETF
Trading Symbol	KDRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kingsbarn Tactical Bond ETF for the period of December 1, 2024 to May 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-etf/. You can also request this information by contacting us at (866) 788-7878.
Additional Information Phone Number	(866) 788-7878
Additional Information Website	www.kingsbarncapital.com/kingsbarn-etf/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Tactical Bond ETF	$47	0.95%[1]

[1] Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

The Fund underperformed the index due to negative alpha driven by the Fund’s tactical duration positioning. Over this prior six-month period the Fund has generally maintained higher duration exposure than its respective index due to expectations of weaker economic growth and higher inflation expectations. This increased duration exposure reduced the Fund’s performance as long-term yields increased over the reporting period.

Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception
Kingsbarn Tactical Bond ETF	4.95%	0.77%
Bloomberg US Aggregate Bond Index	5.46%	-1.44%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

Visit www.kingsbarncapital.com/kingsbarn-etf/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Prior Market Index Comparison [Text Block]

How did the Fund Perform?

The Kingsbarn Tactical Bond ETF (“the Fund”) returned -0.43% for the period of December 1, 2024, to May 31, 2025, vs Bloomberg Aggregate Bond Index which returned 0.77% for the same period. The Fund primarily invests in a diversified portfolio of high-grade fixed-income securities coupled with tactical duration positions which are adjusted monthly and implemented using exchange-traded Treasury futures.

Net Assets	$ 1,169,137
Holdings Count | Holdings	5	[2]
Advisory Fees Paid, Amount	$ 5,496
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
Fund Net Assets	$1,169,137
Number of Holdings	5[2]
Total Advisory Fee	$5,496
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of May 31, 2025)

Sector Breakdown

Top Holdings

iShares 0-3 Months Treasury Bond ETF	19.52%
iShares MBS ETF	19.42%
iShares iBoxx $ Investment Grade Corporate Bond ETF	19.36%
iShares 7-10 Year Treasury Bond ETF	19.06%
iShares TIPS Bond ETF	14.68%

Largest Holdings [Text Block]

Top Holdings

iShares 0-3 Months Treasury Bond ETF	19.52%
iShares MBS ETF	19.42%
iShares iBoxx $ Investment Grade Corporate Bond ETF	19.36%
iShares 7-10 Year Treasury Bond ETF	19.06%
iShares TIPS Bond ETF	14.68%

[1]	Annualized.
[2]	Excludes derivatives